Accrued expenses and other current liabilities and Provision - Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Salaries and benefits payables	¥ 110,899		¥ 257,207
Taxes payable	80,591		101,487
Product warranties	42,553		41,924
Accrued costs of the Merger	54,984		54,984
Other payables and accrued charges	135,937		158,938
Accrued expenses and other current liabilities	¥ 424,964	$ 58,477	¥ 614,540